Borrowings and financing (Details 7) - J I C A [Member] R$ in Thousands	1 Months Ended
Oct. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Amount (Currency of Origin)	R$ 30,000,000
Amount	R$ 1,030,950
Rate	2.00% p.a.
Hedge Cost	DI- 0.69%% p.a.
Maturity	2037